Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

Note 26. Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data (in millions, except per share data):

	Quarters Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Revenues	$240.9	$261.2	$278.9	$417.8
Operating income (loss)	$131.3	$151.5	$0.9	$(102.6)
Net income (loss)	$60.4	$75.1	$(23.5)	$(381.3)
Basic earnings (loss) per share	$0.17	$0.21	$(0.07)	$(1.60)
Diluted earnings (loss) per share	$0.17	$0.21	$(0.07)	$(2.50)

	Quarters Ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Revenues	$327.7	$278.3	$275.1	$265.2
Operating income	$102.4	$133.2	$145.5	$141.1
Net income	$35.8	$62.9	$68.2	$66.8
Basic earnings per share	$0.10	$0.18	$0.19	$0.19
Diluted earnings per share	$0.10	$0.18	$0.19	$0.19